Property, Plant and Equipment, Net - Borrowing Costs Capitalized and Capitalized Interest Rate (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about property, plant and equipment [line items]
Expenditure	₩ 2,287,580	₩ 2,324,112	₩ 2,560,244
Borrowing costs capitalized	37,261	40,321
Weighted average [member]
Disclosure of detailed information about property, plant and equipment [line items]
Expenditure	₩ 1,180,563	₩ 1,070,280
Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Capitalization rate (%)	1.74%	3.32%
Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Capitalization rate (%)	3.45%	3.82%